John Hancock Funds II

Supplement dated April 1, 2019 to the current prospectus (the prospectus), as may be supplemented

Floating Rate Income Fund (the fund)

Effective immediately, Jonathan DeSimone no longer serves as a portfolio manager for the fund. Accordingly, all references to Mr. DeSimone are removed from the prospectus.

Also, effective immediately, Nate Whittier is added as a portfolio manager for the fund. Mr. Whittier, Andrew Carlino and Kim Harris are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following supplements and restates in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Andrew Carlino Managing Director and Portfolio Manager Managed the fund since 2018	Kim Harris Managing Director and Portfolio Manager Managed the fund since 2018	Nate Whittier Director and Portfolio Manager Managed the fund since 2019

The following information relating to Mr. Whittier is added to the portfolio manager information in “Fund details” under the heading “Who’s who – Subadvisor”:

Nate Whittier

•         Director and Portfolio Manager

•         Managed the fund since 2019

•         Joined Bain Capital Credit, LP in 2013

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.

 John Hancock Funds II

Supplement dated April 1, 2019 to the current Class 1 prospectus (the prospectus), as may be supplemented

Floating Rate Income Fund (the fund)

Effective immediately, Jonathan DeSimone no longer serves as a portfolio manager for the fund. Accordingly, all references to Mr. DeSimone are removed from the prospectus.

Also, effective immediately, Nate Whittier is added as a portfolio manager for the fund. Mr. Whittier, Andrew Carlino and Kim Harris are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following supplements and restates in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Andrew Carlino Managing Director and Portfolio Manager Managed the fund since 2018	Kim Harris Managing Director and Portfolio Manager Managed the fund since 2018	Nate Whittier Director and Portfolio Manager Managed fund since 2019

The following information relating to Mr. Whittier is added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the prospectus under the heading “BCSF Advisors, LP (“Bain Capital Credit”).” Mr. Whittier is now listed as a Portfolio Manager of the fund.

Fund	Portfolio Managers
Floating Rate Income Fund	Andrew Carlino
Kim Harris
Nate Whittier

Nate Whittier

•         Director and Portfolio Manager

•         Managed the fund since 2019

•         Joined Bain Capital Credit, LP in 2013

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated April 1, 2019 to the current Class NAV prospectus (the prospectus), as may be supplemented

Floating Rate Income Fund (the fund)

Effective immediately, Jonathan DeSimone no longer serves as a portfolio manager for the fund. Accordingly, all references to Mr. DeSimone are removed from the prospectus.

Also, effective immediately, Nate Whittier is added as a portfolio manager for the fund. Mr. Whittier, Andrew Carlino and Kim Harris are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following supplements and restates in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Andrew Carlino Managing Director and Portfolio Manager Managed the fund since 2018	Kim Harris Managing Director and Portfolio Manager Managed the fund since 2018	Nate Whittier Director and Portfolio Manager Managed fund since 2019

The following information relating to Mr. Whittier is added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the prospectus under the heading “BCSF Advisors, LP (“Bain Capital Credit”).” Mr. Whittier is now listed as a Portfolio Manager of the fund.

Fund	Portfolio Managers
Floating Rate Income Fund	Andrew Carlino
Kim Harris
Nate Whittier

Nate Whittier

•         Director and Portfolio Manager

•         Managed the fund since 2019

•         Joined Bain Capital Credit, LP in 2013

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated April 1, 2019 to the current Statement of Additional Information (the SAI), as may be supplemented

Floating Rate Income Fund (the fund)

Effective immediately, Jonathan DeSimone no longer serves as a portfolio manager for the fund. Accordingly, all references to Mr. DeSimone are removed from the SAI.

Also, effective immediately, Nate Whittier is added as a portfolio manager for the fund. Mr. Whittier, Andrew Carlino and Kim Harris are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, BCSF Advisors, LP.

The following table reflects information regarding other accounts for which Mr. Whittier has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is the portfolio manager’s investment in the fund and similarly managed accounts.

The following table reflects information as of December 31, 2018:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (US$Mil)	Pooled Investment Vehicle Accounts	Assets Managed (US$Mil)	Other Accounts	Assets Managed (US$Mil)
Nate Whittier	1	$155	4	$4,124	30	$9,449

Performance-Based Fees for Other Accounts Managed. Of the accounts in the table listed above, those for which the portfolio managers receive a fee based on investment performance are listed in the table below

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (US$Mil)	Pooled Investment Vehicle Accounts	Assets Managed (US$Mil)	Other Accounts	Assets Managed (US$Mil)
Nate Whittier	0	$0	1	$1,351	12	$3,197

Share Ownership by Portfolio Manager. As of December 31, 2018, Mr. Whittier did not own shares of the fund.

You should read this Supplement in conjunction with the SAI and retain it for future reference.